Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

December 29, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: The RBB Fund, Inc.

(1933 Act Registration No. 33-20827)

(1940 Act Registration No. 811-5518)

Ladies and Gentlemen:

On behalf of The RBB Fund, Inc. (the “Company”), I have transmitted herewith for filing Post-Effective Amendment No. 124 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended.

Pursuant to Rule 485(b) under the 1933 Act, it is proposed that the Amendment become effective on December 31, 2008. The purpose of the Amendment is to (i) incorporate by reference the audited financial statements for the Company’s Sansom Street, Bedford, Schneider Capital Management, Robeco Investment Funds, Bogle Investment Management, Hilliard Lyons, Bear Stearns, Marvin & Palmer and Abundance Technologies families of funds for the fiscal year ended August 31, 2008, (ii) update certain financial information and (iii) make other non-material changes.

The Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

Questions and comments concerning this filing may be directed to the undersigned at (215) 988-3307.

Very truly yours,

            /s/ Jillian Lynn Bosmann

        Jillian Lynn Bosmann

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